Noncontrolling interest (Tables)	12 Months Ended
Dec. 25, 2021
E W C Ventures L L C And Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Summary of ownership of EWC Ventures LLC

	September 25, 2021
		Ownership
	Units Owned	Percentage
European Wax Center, Inc.	31,370,186	50.8%
Noncontrolling Interest	30,333,993	49.2%
Total	61,704,179	100.0%